Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash and Restricted Cash	The cash and restricted cash balances included in the balance sheets
	September 30, 2023	December 31, 2022
	(Unaudited)
Cash	$119,014	$475,870
Restricted cash	—	41,665,974
Total cash and restricted cash	$119,014	$42,141,844

	December 31, 2022	December 31, 2021
Cash	$475,870	$1,098,573
Restricted cash	$41,665,974	$—
Total cash and restricted cash	$42,141,844	$1,098,573

Schedule of Total Provision (Benefit) for Income Taxes
	December 31, 2022	December 31, 2021
Current expense	$599,159	$—
Deferred tax benefit	—	69,807
Change in valuation allowance	—	(52,939)
Total income tax expense (benefit)	$599,159	$(16,868)

Schedule of Net Deferred Tax Assets and Liabilities in the Accompanying Balance Sheets
	December 31, 2022	December 31, 2021
Deferred tax assets	$596,692	$69,807
Deferred tax liabilities		—
Valuation allowance for deferred tax assets	(596,692)	(52,939)
Net deferred tax assets	$—	$16,868

Schedule of Disclosure of Reconciliation of Deferred Tax Assets
	December 31, 2022	December 31, 2021
General and administration expenses before business combination	$596,692	$69,807
Valuation allowance for deferred tax assets	(596,692)	(52,939)
Total	$—	$16,868

Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Benefit) to the Company's Effective Tax Rate
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Valuation allowance	852.7%	(26.1)%
Income tax provision (benefit)	873.7%	(5.1)%

Schedule of Reconciliation of Cash Flow from Common Stock Subject to Possible Redemption to Redemption Value	the Class A common stock subject to possible redemption reflected in the condensed balance sheets is reconciled in the following table:
Class A common stock subject to possible redemption, December 31, 2022	$13,468,845
Plus: Accretion of carrying value to redemption value	96,795
Class A common stock subject to possible redemption, March 31, 2023	13,565,640
Plus: Accretion of carrying value to redemption value	275,001
Class A common stock subject to possible redemption, June 30, 2023	13,840,640
Less: Redemption	(5,638,879)
Plus: Accretion of carrying value to redemption value	85,288
Class A common stock subject to possible redemption, September 30, 2023	$8,287,049

Gross proceeds	$175,000,000
Less:
IPO Costs allocated to Public Warrants	(5,250,000)
Class A common stock issuance costs	(12,346,005)
Plus: Accretion of carrying value to redemption value	21,096,005
Class A common stock subject to possible redemption, December 31, 2021	$178,500,000
Plus: Accretion of carrying value to redemption value	2,662,553
Less: Redemption of shares	(167,693,708)
Class A common stock subject to possible redemption, December 31, 2022	$13,468,845

Schedule of Basic and Diluted Net Income (Loss) Per Common Share	The tables below present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of stock.
	For the Three Months Ended September 30,
	2023		2022
	Class A common stock	Class B Common stock	Class A common stock	Class B Common stock
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(331,364)	$(2,664)	$67,604	$16,901
Denominator:
Weighted average shares outstanding	6,281,964	50,508	18,385,000	4,596,250
Basic and diluted net (loss) income per share	$(0.05)	$(0.05)	$0.00	$0.00
	For the Nine Months Ended September 30,
	2023		2022
	Class A common stock	Class B Common stock	Class A common stock	Class B Common stock
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(1,207,109)	$(1,046,364)	$(324,049)	$(81,012)
Denominator:
Weighted average shares outstanding	3,547,888	3,075,432	18,385,000	4,596,250
Basic and diluted net (loss) income per share	$(0.34)	$(0.34)	$(0.02)	$(0.02)
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of stock.
	Year Ended December 31, 2022
	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(531,288)	$(136,448)
Denominator:
Basic and diluted weighted average shares outstanding	17,896,428	4,596,250
Basic and diluted net loss per common share	$(0.03)	$(0.03)
For the period June 8, 2021 (inception) through December 31, 2021
Net loss	$(315,547)
Accretion for Class A Common Stock to redemption value	(21,096,005)
Net loss including accretion of temporary equity to redemption value	$(21,411,552)
	For the period June 8, 2021 (inception) through December 31, 2021
	Class A	Class B
NUMERATOR
Allocation of net loss	$(164,860)	$(150,687)
Accretion for Class A Common Stock to redemption value	21,096,005	—
Net loss including accretion of temporary equity to redemption value	$20,931,145	$(150,687)
DENOMINATOR
Weighted Average Shares Outstanding including common stock subject to redemption	5,041,048	4,607,658
Basic and dilution net loss per share	$4.15	$(0.03)